INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	$ 1,022,111	$ 996,048
Translation differences	4,735	(8,810)
Additions	155,926	200,091
Disposals / Consumptions	(771)	(4,252)
Impairment charge	(5,280)	(32,435)
Transfers	(7,144)	1,522
Amortization charge	(167,216)	(130,053)
Intangible assets and goodwill, ending balance	1,002,361	1,022,111
Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	2,169,781	2,016,010
Intangible assets and goodwill, ending balance	2,318,026	2,169,781
Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	(1,147,670)	(1,019,962)
Intangible assets and goodwill, ending balance	(1,315,665)	(1,147,670)
Information system projects
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	223,983	181,498
Translation differences	4,718	(8,810)
Additions	62,781	100,345
Disposals / Consumptions	(771)	(2,216)
Impairment charge	0	0
Transfers	(7,061)	1,463
Amortization charge	(59,248)	(48,297)
Intangible assets and goodwill, ending balance	224,402	223,983
Information system projects | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	651,838	563,120
Intangible assets and goodwill, ending balance	711,844	651,838
Information system projects | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	(427,855)	(381,622)
Intangible assets and goodwill, ending balance	(487,442)	(427,855)
Mining assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	110,129	128,342
Translation differences	17	0
Additions	60,158	62,303
Disposals / Consumptions	0	(2,000)
Impairment charge	(5,280)	(32,435)
Transfers	20,601	35,355
Amortization charge	(107,551)	(81,436)
Intangible assets and goodwill, ending balance	78,074	110,129
Mining assets | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	466,817	403,875
Intangible assets and goodwill, ending balance	542,753	466,817
Mining assets | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	(356,688)	(275,533)
Intangible assets and goodwill, ending balance	(464,679)	(356,688)
Exploration and evaluation costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	16,786	14,639
Translation differences	0	0
Additions	32,987	37,443
Disposals / Consumptions	0	0
Impairment charge	0	0
Transfers	(20,684)	(35,296)
Amortization charge	0	0
Intangible assets and goodwill, ending balance	29,089	16,786
Exploration and evaluation costs | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	16,786	14,639
Intangible assets and goodwill, ending balance	29,089	16,786
Exploration and evaluation costs | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	0	0
Intangible assets and goodwill, ending balance	0	0
Customer relationships and other contractual rights
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	8,906	9,262
Translation differences	0	0
Additions	0	0
Disposals / Consumptions	0	(36)
Impairment charge	0	0
Transfers	0	0
Amortization charge	(417)	(320)
Intangible assets and goodwill, ending balance	8,489	8,906
Customer relationships and other contractual rights | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	298,098	298,134
Intangible assets and goodwill, ending balance	298,098	298,098
Customer relationships and other contractual rights | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	(289,192)	(288,872)
Intangible assets and goodwill, ending balance	(289,609)	(289,192)
Trademarks
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	0	0
Translation differences	0	0
Additions	0	0
Disposals / Consumptions	0	0
Impairment charge	0	0
Transfers	0	0
Amortization charge	0	0
Intangible assets and goodwill, ending balance	0	0
Trademarks | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	73,935	73,935
Intangible assets and goodwill, ending balance	73,935	73,935
Trademarks | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	(73,935)	(73,935)
Intangible assets and goodwill, ending balance	(73,935)	(73,935)
Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	662,307	662,307
Translation differences	0	0
Additions	0	0
Disposals / Consumptions	0	0
Impairment charge	0	0
Transfers	0	0
Amortization charge	0	0
Intangible assets and goodwill, ending balance	662,307	662,307
Goodwill | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	662,307	662,307
Intangible assets and goodwill, ending balance	662,307	662,307
Goodwill | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	0	0
Intangible assets and goodwill, ending balance	$ 0	$ 0